CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - 2024 Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 17, 2019 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of conversion of convertible securities		¥ 465,167		¥ 247,290
Gain (Loss) on change in fair value recorded in other comprehensive income		(421)	$ (58)	(70,732)		¥ (100,158)
Gain (Loss) on change in fair value recorded in net income		(323,474)	(44,316)	31,188		12,083
Reclassification of accumulated gains due to changes in instrument-specific credit risk		¥ 199,276	27,301	¥ 53,481		0
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 85,000
Interest rate (in %)	4.50%
Debt covenant, ownership interest threshold (in %)	50.00%
Percentage of principal amount available for repurchase (in %)	100.00%
Percentage of notes repurchased (in %)	100.00%
Amount of conversion of convertible securities | $			$ 55,200		$ 14,100
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares		11,994,720	11,994,720	2,938,412	2,938,412
Fair value of convertible notes				¥ 783,000
Gain (Loss) on change in fair value recorded in other comprehensive income		¥ 400		71,000		100,000
Foreign exchange gain (loss)		5,000		55,000		(60,000)
Gain (Loss) on change in fair value recorded in net income		323,000		(31,000)		¥ (12,000)
Reclassification of accumulated gains due to changes in instrument-specific credit risk		¥ 199,000		¥ 53,000
2024 Convertible Notes | American Depositary Shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount | $	$ 1,000
Convertible debt, conversion rate	52.0833
Convertible debt, conversion price (in $ per ADS) | $ / shares	$ 19.2